Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

Note (5) Income Taxes

The Company had deferred income tax assets as of June 30, 2018 and December 31, 2017 as follows:

	June 30, 2018	2017
Loss carryforwards	$84,576	$43,107
Less- Valuation allowance	(84,576)	(43,107)
Total net deferred tax assets	$-	$-

The Company provided a valuation allowance equal to the deferred income tax assets for the period ended June 30, 2018 and December 31, 2017, because it is not presently known whether future taxable income will be sufficient to utilize the loss carryforwards.

As of June 30, 2018, and December 31, 2017, the Company had approximately $402,741 and $123,164, respectively, in tax loss carryforwards that can be utilized in future periods to reduce taxable income, and expire by the year 2030.

The Company did not identify any material uncertain tax positions that will be filed. The Company did not recognize any interest or penalties for unrecognized tax benefits during the year ended June 30, 2018 and December 31, 2017.

The Company intends to file income tax returns in the United States. All tax years are closed by expiration of the statute of limitations.

4) Income Taxes

The provision (benefit) for income taxes for the year ended December 31, 2017 and 2016, was as follows (assuming a 35% effective tax rate):

	2017	2016
Current tax provision:
Federal-
Taxable income	$-	$-
Total current tax provision	$-	$-

The Company had deferred income tax assets as of December 31, 2017 and 2016 as follows:

	2017	2016
Loss carryforwards	$43,107	$13,018
Less- Valuation allowance	(43,107)	(13,018)
Total net deferred tax assets	$-	$-

The Company provided a valuation allowance equal to the deferred income tax assets for the year ended December 31, 2017 and 2016, because it is not presently known whether future taxable income will be sufficient to utilize the loss carryforwards.

As of December 31, 2017 and 2016, the Company had approximately $123,164 and $37,194, respectively, in tax loss carryforwards that can be utilized in future periods to reduce taxable income, and expire by the year 2030.

The Company did not identify any material uncertain tax positions that will be filed. The Company did not recognize any interest or penalties for unrecognized tax benefits during the year ended December 31, 2017 and 2016.

The Company intends to file income tax returns in the United States. All tax years are closed by expiration of the statute of limitations.